VESSELS UNDER CAPITAL LEASE, NET 4 (Details) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2013 vessel	Nov. 30, 2013 vessel	Dec. 27, 2012	Nov. 30, 2014 vessel
Leases, Schedule of Leased Assets [Line Items]
Asset Impairment Charges	$ 12,400,000		$ 103,700,000	$ 32,000,000
Number of vessels impaired		1		5
Related party, Lease termination payments paid				32,600,000
Period of rate reduction		4 years
Contingent rental expense (income)		4,237,000	(8,726,000)	0
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Lease expiration minimum year		12/31/2018
Lease expiration maximum year		12/31/2027
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms					9,100,000	9,100,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid				20.00%	20.00%
Agreed per day rate reduction					6,500	6,500
Total Compensation paid in exchange for rate reduction					106,000,000	106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share		50,000,000			50,000,000	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments					56,000,000	56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates				100.00%	100.00%	100.00%
Contingent rental expense (income)		32,700,000	0
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)			25.00%
Change in capital lease obligations due to rate reduction						126,500,000
Change in capital lease obligations due to payment						106,000,000
Total profit share		0
OBO [Member]
Leases, Schedule of Leased Assets [Line Items]
Asset Impairment Charges				27,300,000
Double Hull Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Asset Impairment Charges				4,700,000
Number of vessels impaired							1
Double Hull Suezmax [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Capital leased assets, number of units		5
Double Hull VLCC [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels whose lease was terminated								2
Number of vessels impaired			3
Double Hull VLCC [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Capital leased assets, number of units		12
Front Guider [Member]
Leases, Schedule of Leased Assets [Line Items]
Asset Impairment Charges				14,200,000
Related party, Lease termination payments paid									10,800,000
Double Hull Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels impaired				1
OBO [Member]
Leases, Schedule of Leased Assets [Line Items]
Asset Impairment Charges				32,000,000
Number of vessels impaired				4
Number of vessels disposed of which have been impaired in the year				3
VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Asset Impairment Charges		$ 85,300,000
Number of vessels whose lease was terminated				3						3
Number of vessels impaired			3